SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 61,837		¥ 540,523	¥ 370,193	$ 8,843
VIEs percentage of Group's consolidated revenue	1.00%	1.00%	5.00%	9.00%
VIEs percentage of consolidated total assets	1.00%	1.00%	3.00%
VIEs percentage of consolidated total liabilities	6.00%	6.00%	13.00%
Convenience translation rate per US$1.00	6.9931				6.9931
Net pay-out for contingent guarantee liabilities	¥ 1,542,403
Maximum potential future payments not reduced by effect of any amounts that may possibly be recovered	9,436,706		¥ 2,776,650
Maximum potential future payments under agreement | $		$ 3,000
Additional oversesa guarantees aggregate amount | $					$ 30,000
Outstanding loan, secondary guarantee	33,123,760		29,151,751
Accrued guarantee liabilities	3,286		3,051	¥ 0
Employee defined contribution plan expense	133,934		114,374	94,300
Advertising expense	12,474		12,855	12,658
Government grants	¥ 61,229		28,165	15,398
Weighted average remaining lease term	1 year 3 months 18 days				1 year 3 months 18 days
Weighted average discount rate	3.98%				3.98%
Operating lease expenses	¥ 25,827		25,327	22,654
Short-term leases expense	149		1,770	1,621
Fnancial assets receivable, allowance for credit losses (reversal of credit loss)	(865)		(5,957)	7,207
Services provided to related parties	¥ 6,222,190	$ 889,761	5,801,032	5,466,873
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.	The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income when making decisions about allocating resources and assessing performance of the Group. Significant segment expenses are the same as these presented under the operating costs and expenses in the consolidated statements of operations, and the difference between net revenue less the significant segment expenses and consolidated net income are the other segment items. The CODM reviews and utilizes these financial metrics together with non-financial metrics to make operation decisions, such as the determination of the fee rate at which the Company charges for its services and the allocation of budget between operating costs and expense.
Maximum
Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%	6.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%	3.00%
Releasing of guarantee liabilities
Summary Of Significant Accounting Policies [Line Items]
Services provided to related parties	¥ 652,467		1,357,705	¥ 1,393,081
ASU 2014 - 09
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2018				Jan. 01, 2018
ASU 2023-09
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]	true				true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2025				Jan. 01, 2025
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 465,062		¥ 669,464
PRC
Summary Of Significant Accounting Policies [Line Items]
Income tax year subject to examination	5 years	5 years
Hong Kong
Summary Of Significant Accounting Policies [Line Items]
Income tax year subject to examination	7 years	7 years
Singapore
Summary Of Significant Accounting Policies [Line Items]
Income tax year subject to examination	4 years	4 years
Indonesia
Summary Of Significant Accounting Policies [Line Items]
Income tax year subject to examination	5 years	5 years
Nigeria
Summary Of Significant Accounting Policies [Line Items]
Income tax year subject to examination	indefinite years	indefinite years
Cash and Cash Equivalents | Net Assets, Geographic Area | PRC
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	99.00%	99.00%	99.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer A
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	18.00%
Equity Pledge Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Guarantee Arrangement
Summary Of Significant Accounting Policies [Line Items]
Corresponding recoverable assets	¥ 589,760
Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member] | Exclusive Consultation and Service Agreement
Summary Of Significant Accounting Policies [Line Items]
Effective time period of agreement	10 years	10 years
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Summary Of Significant Accounting Policies [Line Items]
Consideration of purchase	¥ 1
Effective time period of agreement	10 years	10 years